Consolidated statement of changes in shareholders' equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total Nexa Shareholders [Member]	Non-controlling interests [member]	Total
At January 1, 2023 at Dec. 31, 2020	$ 132,438	$ 1,043,755	$ 1,245,418	$ (814,675)	$ (229,491)	$ 1,377,445	$ 243,799	$ 1,621,244
IfrsStatementLineItems [Line Items]
Net (loss) income for the year				114,332		114,332	41,755	156,087
Other comprehensive income for the year					(70,504)	(70,504)	(3,817)	(74,321)
Total comprehensive (loss) income for the year				114,332	(70,504)	43,828	37,938	81,766
Transfer of the changes in fair value of prepaid debt related to changes in the Company’s own credit risk to retained earnings				(10,965)	10,965
Dividends distribution to NEXA's shareholders – USD 0.33 per share – note 30 (g)				(35,000)		(35,000)		(35,000)
Dividends distribution to non-controlling interests – note 30 (g)							(23,730)	(23,730)
Total contributions by and distributions to shareholders				(45,965)	10,965	(35,000)	(23,730)	(58,730)
At December 31, 2023 at Dec. 31, 2021	132,438	1,043,755	1,245,418	(746,308)	(289,030)	1,386,273	258,007	1,644,280
IfrsStatementLineItems [Line Items]
Net (loss) income for the year				49,101		49,101	27,293	76,394
Other comprehensive income for the year					56,871	56,871	4,776	61,647
Total comprehensive (loss) income for the year				49,101	56,871	105,972	32,069	138,041
Share premium distribution to NEXA's shareholders – USD 0.19 per share – note 30 (g)		(6,126)				(6,126)		(6,126)
Dividends distribution to NEXA's shareholders – USD 0.33 per share – note 30 (g)				(43,874)		(43,874)		(43,874)
Dividends distribution to non-controlling interests – note 30 (g)							(23,075)	(23,075)
Total contributions by and distributions to shareholders		(6,126)		(43,874)		(50,000)	(22,067)	(72,067)
Other equity movements							1,008	1,008
At December 31, 2023 at Dec. 31, 2022	132,438	1,037,629	1,245,418	(741,081)	(232,159)	1,442,245	268,009	1,710,254
IfrsStatementLineItems [Line Items]
Net (loss) income for the year				(289,354)		(289,354)	158	(289,196)
Other comprehensive income for the year					74,030	74,030	4,897	78,927
Total comprehensive (loss) income for the year				(289,354)	74,030	(215,324)	5,055	(210,269)
Share premium distribution to NEXA's shareholders – USD 0.19 per share – note 30 (g)		(25,000)				(25,000)		(25,000)
Dividends distribution to non-controlling interests – note 30 (g)							(18,351)	(18,351)
Total distributions to shareholders		(25,000)				(25,000)	(18,351)	(43,351)
At December 31, 2023 at Dec. 31, 2023	$ 132,438	$ 1,012,629	$ 1,245,418	$ (1,030,435)	$ (158,129)	$ 1,201,921	$ 254,713	$ 1,456,634